Marketable Securities (Summary of Investment Securities in an Unrealized Loss Position) (Details) (Corporate Debt Securities And Government Debt Securities [Member], USD $)
In Thousands, unless otherwise specified
12 Months Ended
Dec. 31, 2013
Corporate Debt Securities And Government Debt Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Unrealized losses, less than 12 months	$ (144)
Unrealized losses, 12 months or more	(99)
Unrealized losses, total	(243)
Fair Value, Less than 12 months	19,313
Fair Value,12 months or more	8,112
Fair Value, Total	$ 27,425